Schedule of Information Relating to Financing and Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finance leases:
Amortization of right-of-use assets – finance lease	$ 68,098	$ 79,521	$ 74,671
Interest of finance lease liabilities	6,385	10,294	20,031
Total finance lease expense	74,483	89,815	94,702
Operating lease:
Expenses related to a short-term lease	51,538	37,179	33,333
Operating lease expense	51,538	37,179	33,333
Total lease expenses	126,021	126,994	128,035
Cash outflows related to finance leases:
Financing cash outflows – principal paid	67,372	119,465	131,456
Operating cash outflows – interests paid	6,385	10,294	20,031
Cash outflows related to finance leases	73,757	129,759	151,487
Cash outflows related to operating lease:
Operating cash outflows - rental paid	$ 51,538	$ 37,179	$ 33,333